Lease Operations (Schedule of Investment in Assets Held for Operating Lease) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	$ 1,933
Less: accumulated depreciation	(170)
Total property, plant and equipment	1,763	$ 0
Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	619
Natural gas processing facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	753
Barges [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	360
Towing vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	91
Construction in Progress [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment	$ 110